Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 39,376	$ 37,218
Accumulated Depreciation	14,007	13,371
Construction in Progress	1,505	1,230
Total	26,874	25,077
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	21,224	20,162
Accumulated Depreciation	6,885	6,641
Construction in Progress	1,160	938
Total	15,499	14,459
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	13,511	12,707
Accumulated Depreciation	4,598	4,380
Construction in Progress	207	107
Total	9,120	8,434
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,589	1,528
Accumulated Depreciation	1,276	1,197
Construction in Progress	58	100
Total	371	431
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	2,334	2,120
Accumulated Depreciation	1,129	1,065
Construction in Progress	80	85
Total	1,285	1,140
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	718	701
Accumulated Depreciation	119	88
Construction in Progress	0	0
Total	$ 599	$ 613